Subsequent Events (Details) $ in Thousands	1 Months Ended
Jul. 31, 2017 USD ($)
Subsequent Event [Member] | Rudolph Technologies, Inc. [Member]
Subsequent Event [Line Items]
Claim amount	$ 13,000